Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.008 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	5.4
Maximum Aggregate Offering Price	$ 18,900,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,610.09
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares, nominal value £0.008 per share (“Ordinary Shares”), which become issuable under the Registrant's 2026 Inducement Plan (the "Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding Ordinary Shares.
(2)Represents 3,500,000 Ordinary Shares authorized for issuance under the Inducement Plan.
(3)Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s American Depository Shares (“ADSs”), each representing one Ordinary Share, as reported on the Nasdaq Stock Global Select Market on March 23, 2026.